Net Periodic Pension Cost Recognized (Detail) (Pension Plans, Defined Benefit, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 107,519	$ 84,663	$ 87,676
Interest cost	174,152	185,550	176,081
Expected return on plan assets	(211,694)	(201,845)	(200,303)
Amortization of prior service cost	14,472	14,016	12,636
Amortization of unrecognized actuarial loss	200,849	105,788	109,436
Amortization of initial net (asset)	22	(60)	(63)
Net periodic benefit cost	$ 285,320	$ 188,112	$ 185,463